Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
OPERATING ACTIVITIES
Net income	¥ 617,095		¥ 451,716	¥ 167,638
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation	10,833		14,099	13,492
Amortization of intangible assets	15,946		33,177	20,232
Allowance for doubtful accounts	6,791		11,328	2,381
Compensation expenses associated with stock options				4,937
Loss (gain) on disposal of property, plant and equipment	(133)		(104)	115
Investment income	(156,047)		(177,862)	(80,599)
Gain on disposal of subsidiaries			(2,009)	(3,082)
Share of income of affiliates	(174,468)		(108,944)	(48,293)
Deferred taxes	(18,744)		9,512	(14,736)
Changes in operating assets and liabilities:
Accounts receivable	(70)		(140,712)	(271,275)
Insurance premium receivables	(942)		(4,603)	1,339
Other receivables	(7,272)		(207,162)	(6,395)
Amounts due from related parties			(8,714)	3,727
Other current assets	(15,126)		(5,962)	(15,074)
Other non-current assets	(6,291)
Accounts payable	129,661		139,528	127,015
Insurance premium payables	5,695		7,165	304
Other payables and accrued expenses	21,462		22,901	142,720
Accrued payroll	20,213		41,472	11,446
Income taxes payable	75,224		69,729	29,530
Dividend received			10,000
Other tax liabilities			(2,428)	2,424
Net cash generated from operating activities	523,827		152,127	87,846
Cash flows used in investing activities:
Purchase of short term investments	(11,380,198)		(11,055,424)	(9,515,500)
Proceeds from disposal of short term investments	12,488,495		11,531,556	8,825,355
Purchase of property, plant and equipment	(22,765)		(20,899)	(11,885)
Purchase of intangible asset				(60,000)
Proceeds from disposal of property and equipment	203		156	48
Disposal of subsidiaries, net of cash disposed of RMB1,336, RMB94,677 and RMB 576 (US$84) in 2016, 2017 and 2018, respectively			(20,564)	29,376
Increase in other receivables			(500,000)
Decrease in other receivables	500,000
Additions in investments in non-current assets	(18,150)
Increase in amounts due from related parties	(50,000)
Decrease in amounts due from related parties	50,000		41,452
Net cash (used in) generated from investing activities	1,567,585		(23,723)	(732,606)
Cash flows from financing activities:
Acquisition of additional interests in subsidiaries				(213,534)
Payment for deferred consideration of acquisition of a subsidiary				(4,185)
Repayment of advances from a disposed subsidiary			(103,446)
Proceeds of employee subscriptions	211,054		22,187
Proceeds of issuance of ordinary shares upon private placement			201,087
Dividends paid	(326,725)		(137,216)
Dividend distributed to noncontrolling interest	(4,979)
Proceeds on exercise of stock options	3,286		64,946	1,144
Repurchase of ordinary shares from open market	(251,220)
Repurchase of ordinary shares from a shareholder	(1,318,611)
Proceed related to disposal of Fanhua Times Sales & Services Co., Ltd and its subsidiaries	22,689
Net cash (used in) generated from financing activities	(1,664,506)		47,558	(216,575)
Net (decrease) increase in cash and cash equivalents, and restricted cash	426,906		175,962	(861,335)
Cash and, cash equivalents and restricted cash at beginning of year	439,033		273,979	1,132,851
Effect of exchange rate changes on cash and cash equivalents	(17,773)		(10,908)	2,463
Cash and, cash equivalents and restricted cash at end of year	848,166		439,033	273,979
Reconciliation in amounts on the consolidated Financial position:
Cash and, cash equivalents at end of year, excluding held for sale	772,823		363,746	236,952
Restricted cash at end of year, excluding held for sale	75,343		75,287	31,996
Cash and, cash equivalents at end of year, held for sale				3,290
Restricted cash at end of year, held for sale				1,741
Total of cash and cash equivalents and restricted cash at the end of the year	848,166		439,033	273,979
Supplemental disclosure of cash flow information:
Income taxes paid	109,863		103,155	4,133
Supplemental disclosure of non-cash operating activity:
Interest repayment	5,557
Supplemental disclosure of non-cash investing activities:
Disposal of subsidiaries	10,638		46,582
Other receivable and other non-current asset related to disposal of entities			64,152
Supplemental disclosure of non-cash financing activities:
Dividends offset against proceeds of employee subscriptions (Note 2(m))	49,438
Dividends paid	(62,536)
10% consideration related to repurchase of ordinary shares from a shareholder (Note 8)	146,512
USD
OPERATING ACTIVITIES
Net income | $		$ 89,752
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation | $		1,576
Amortization of intangible assets | $		2,319
Allowance for doubtful accounts | $		988
Compensation expenses associated with stock options | $
Loss (gain) on disposal of property, plant and equipment | $		(19)
Investment income | $		(22,696)
Gain on disposal of subsidiaries | $
Share of income of affiliates | $		(25,375)
Deferred taxes | $		(2,726)
Changes in operating assets and liabilities:
Accounts receivable | $		(10)
Insurance premium receivables | $		(137)
Other receivables | $		(1,058)
Amounts due from related parties
Other current assets | $		(2,200)
Other non-current assets | $		(915)
Accounts payable | $		18,858
Insurance premium payables | $		828
Other payables and accrued expenses | $		3,122
Accrued payroll | $		2,940
Income taxes payable | $		10,940
Dividend received | $
Other tax liabilities | $
Net cash generated from operating activities | $		76,187
Cash flows used in investing activities:
Purchase of short term investments | $		(1,655,181)
Proceeds from disposal of short term investments | $		1,816,376
Purchase of property, plant and equipment | $		(3,311)
Purchase of intangible asset | $
Proceeds from disposal of property and equipment | $		30
Disposal of subsidiaries, net of cash disposed of RMB1,336, RMB94,677 and RMB 576 (US$84) in 2016, 2017 and 2018, respectively | $
Increase in other receivables | $
Decrease in other receivables | $		72,722
Additions in investments in non-current assets | $		(2,640)
Increase in amounts due from related parties | $		(7,272)
Decrease in amounts due from related parties | $		7,272
Net cash (used in) generated from investing activities | $		227,996
Cash flows from financing activities:
Acquisition of additional interests in subsidiaries | $
Payment for deferred consideration of acquisition of a subsidiary | $
Repayment of advances from a disposed subsidiary | $
Proceeds of employee subscriptions | $		30,697
Proceeds of issuance of ordinary shares upon private placement | $
Dividends paid | $		(47,521)
Dividend distributed to noncontrolling interest | $		(724)
Proceeds on exercise of stock options | $		478
Repurchase of ordinary shares from open market | $		(36,538)
Repurchase of ordinary shares from a shareholder | $		(191,784)
Proceed related to disposal of Fanhua Times Sales & Services Co., Ltd and its subsidiaries | $		3,300
Net cash (used in) generated from financing activities | $		(242,092)
Net (decrease) increase in cash and cash equivalents, and restricted cash | $		62,091
Cash and, cash equivalents and restricted cash at beginning of year | $		63,855
Effect of exchange rate changes on cash and cash equivalents | $		(2,585)
Cash and, cash equivalents and restricted cash at end of year | $		123,361
Reconciliation in amounts on the consolidated Financial position:
Cash and, cash equivalents at end of year, excluding held for sale | $		112,403
Restricted cash at end of year, excluding held for sale | $		10,958
Cash and, cash equivalents at end of year, held for sale | $
Restricted cash at end of year, held for sale | $
Total of cash and cash equivalents and restricted cash at the end of the year | $		123,361
Supplemental disclosure of cash flow information:
Income taxes paid | $		15,979
Supplemental disclosure of non-cash operating activity:
Interest repayment | $		808
Supplemental disclosure of non-cash investing activities:
Acquisition of additional interest in subsidiaries
Disposal of subsidiaries | $		1,547
Other receivable and other non-current asset related to disposal of entities
Supplemental disclosure of non-cash financing activities:
Dividends offset against proceeds of employee subscriptions (Note 2(m)) | $		7,190
Dividends paid | $		(9,095)
10% consideration related to repurchase of ordinary shares from a shareholder (Note 8) | $		$ 21,309